Fair Value Measurements (Qualitative Information for Level 3 Assets Measured at Fair Value on a Non-Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 35,738
Valuation Methodology	Appraisals
Discount for dated appraisal utilizing changes in real estate indexes	Varies
Discount for costs to sell	7.00%
Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 2,139
Valuation Methodology	Appraisals
Discount for dated appraisal utilizing changes in real estate indexes	Varies
Discount for costs to sell	7.00%
Maximum | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount for quick sale	20.00%
Minimum | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount for quick sale	10.00%